Finance Costs - Net	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Costs Net [Abstract]
Finance Costs - Net [Text Block]

11. Finance Costs - Net

Details of net finance costs are as follows:

	Year ended December 31,
	2022	2021
Debt accretion and interest (Notes 8 and 9)	$10,555	$3,697
Environmental rehabilitation accretion (Note 6)	1,961	1,934
Restricted deposit loss/(gain) (Note 6)	2,506	(1,322)
Interest income	(98)	(10)
Joint Arrangement transaction costs (Note 16)	4,273	-
Other finance costs	40	40
Finance costs - net	$19,237	$4,339